Exhibit 99.1

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

Collection Period Start	1-Feb-22	Distribution Date	15-Mar-22
Collection Period End	28-Feb-22	30/360 Days	30
Beg. of Interest Period	15-Feb-22	Actual/360 Days	28
End of Interest Period	15-Mar-22

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,197,605,445.04	1,099,629,532.70	1,073,711,183.99	0.8965483
Total Securities		1,197,605,445.04	1,099,629,532.70	1,073,711,183.99	0.8965483
Class A-1 Notes	0.150000%	123,000,000.00	25,024,087.66	0.00	0.0000000
Class A-2a Notes	0.300000%	396,000,000.00	396,000,000.00	395,105,738.95	0.9977418
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.520000%	396,000,000.00	396,000,000.00	396,000,000.00	1.0000000
Class A-4 Notes	0.650000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	197,605,445.04	197,605,445.04	197,605,445.04	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	25,024,087.66	2,919.48	203.4478672	0.0237356
Class A-2a Notes	894,261.05	99,000.00	2.2582350	0.2500000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	171,600.00	0.0000000	0.4333333
Class A-4 Notes	0.00	46,041.67	0.0000000	0.5416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	25,918,348.71	319,561.15

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					13,254,455.88
Monthly Interest					5,197,232.94

Total Monthly Payments					18,451,688.82
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					945,189.19
Aggregate Sales Proceeds Advance					277,401.89

Total Advances					1,222,591.08
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					12,990,730.46
Excess Wear and Tear and Excess Mileage					0.00
Remaining Payoffs					0.00
Net Insurance Proceeds					1,912,687.44
Residual Value Surplus					51,372.71

Total Collections					34,629,070.51

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		433,244.00			16
Involuntary Repossession		139,477.00			6
Voluntary Repossession		145,060.00			5
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,910,427.99		67
Customer Payoff				359,767.46	13
Grounding Dealer Payoff				11,944,892.26	471
Dealer Purchase				—	—

Total		717,781.00	1,910,427.99	12,304,659.72	578

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	51,931	1,266,129,743.36	7.00000%	1,099,629,532.70
Total Depreciation Received		(16,743,960.34)		(12,975,093.20)
Principal Amount of Gross Losses	(90)	(2,221,386.18)		(1,970,492.49)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	0	0.00		0.00
Scheduled Terminations	(497)	(12,481,975.01)		(10,972,763.02)

Pool Balance - End of Period	51,344	1,234,682,421.83		1,073,711,183.99
Remaining Pool Balance
Lease Payment				343,346,841.45
Residual Value				730,364,342.54

Total				1,073,711,183.99

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	34,629,070.51
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	34,629,070.51
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	400,982.81
3. Reimbursement of Sales Proceeds Advance	334,945.26
4. Servicing Fee:
Servicing Fee Due	916,357.94
Servicing Fee Paid	916,357.94
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,652,286.01
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	2,919.48
Class A-1 Notes Monthly Interest Paid	2,919.48
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	99,000.00
Class A-2a Notes Monthly Interest Paid	99,000.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	171,600.00
Class A-3 Notes Monthly Interest Paid	171,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	46,041.67
Class A-4 Notes Monthly Interest Paid	46,041.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	319,561.15
Total Note and Certificate Monthly Interest Paid	319,561.15
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	32,657,223.35
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	25,918,348.71
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	25,918,348.71
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,738,874.64

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			2,994,013.61
Required Reserve Account Amount			5,988,027.23
Beginning Reserve Account Balance			5,988,027.23
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			5,988,027.23
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,738,874.64
Gross Reserve Account Balance			12,726,901.87
Remaining Available Collections Released to Seller			6,738,874.64
Total Ending Reserve Account Balance			5,988,027.23

V. POOL STATISTICS

Weighted Average Remaining Maturity			19.06
Monthly Prepayment Speed			99%
Lifetime Prepayment Speed			96%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,199,264.28
Securitization Value of Defaulted Receivables and Casualty Receivables		1,970,492.49	90
Aggregate Defaulted and Casualty Gain (Loss)		228,771.79
Pool Balance at Beginning of Collection Period		1,099,629,532.70
Net Loss Ratio
Current Collection Period		0.0208%
Preceding Collection Period		0.0447%
Second Preceding Collection Period		0.0395%
Third Preceding Collection Period		0.0262%
Cumulative Net Losses for all Periods		-0.1591%	(1,905,830.81)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.36%	4,001,109.38	180
61-90 Days Delinquent	0.08%	824,809.49	36
91-120 Days Delinquent	0.01%	116,396.80	6
More than 120 Days	0.00%	24,334.26	1

Total Delinquent Receivables:	0.45%	4,966,649.93	223

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.09%	0.08%
Preceding Collection Period		0.09%	0.09%
Second Preceding Collection Period		0.08%	0.08%
Third Preceding Collection Period		0.05%	0.05%
60 Day Delinquent Receivables		965,540.55
Delinquency Percentage		0.09%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		433,244.00	16
Securitization Value		388,835.00	16

Aggregate Residual Value Surplus (Loss)		44,409.00

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		817,998.00	29
Cumulative Securitization Value		698,932.48	29

Cumulative Residual Value Surplus (Loss)		119,065.52

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			363,271.22
Reimbursement of Outstanding Advance			334,945.26
Additional Advances for current period			277,401.89

Ending Balance of Residual Advance			305,727.85

Beginning Balance of Payment Advance			1,254,709.55
Reimbursement of Outstanding Payment Advance			400,982.81
Additional Payment Advances for current period			945,189.19

Ending Balance of Payment Advance			1,798,915.93

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO